Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	2,400,000,000	2,400,000,000
Ordinary shares, shares issued	176,070,465	79,536,589
Ordinary shares, shares outstanding	176,070,465	79,536,589
Class B Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	30,000,000	30,000,000
Ordinary shares, shares issued	3,573,100	3,573,100
Ordinary shares, shares outstanding	3,573,100	3,573,100